Appendix II: Board and Senior Management Compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation [Abstract]
Appendix II: Board and Senior Management Compensation
TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	1,923,100	—	—	3,478,888	—	5,794	5,407,782
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	9,000	—	91,200	—	300,200
Mr. Ángel Vilá Boix	1,600,000	—	—	2,412,000	—	16,960	4,028,960
Mr. Juan Ignacio Cirac Sasturain	—	120,000	10,000	—	11,200	—	141,200
Mr. José Javier Echenique Landiríbar	—	120,000	23,000	—	113,600	—	256,600
Mr. Peter Erskine	—	120,000	12,000	—	113,600	—	245,600
Ms. Sabina Fluxà Thienemann	—	120,000	9,000	—	11,200	—	140,200
Mr. Luiz Fernando Furlán	—	120,000	11,000	—	11,200	—	142,200
Ms. Carmen García de Andrés	—	120,000	16,000	—	22,400	—	158,400
Ms. María Luisa García Blanco[7]	—	80,000	9,000	—	13,067	—	102,067
Mr. Jordi Gual Solé[7]	—	110,000	16,000	—	20,533	—	146,533
Mr. Peter Löscher	—	120,000	13,000	—	24,267	—	157,267
Mr. Ignacio Moreno Martínez	—	120,000	25,000	—	44,800	—	189,800
Mr. Francisco Javier de Paz Mancho	—	120,000	35,000	—	124,800	—	279,800
Mr. Francisco José Riberas Mera	—	120,000	—	—	—	—	120,000
Mr. Wang Xiaochu	—	120,000	—	—	—	—	120,000

1 Salary: Regarding Mr José María Álvarez-Pallete López and Mr Ángel Vilá Boix, the amount includes the non-variable remuneration earned from their executive functions.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the Board, regardless of the effective attendance of the member to board meetings.
3 Allowances: Total amount of allowances for attending Advisory or Steering Committee meetings.
4 Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2018 and paid in the year 2019. In reference to the bonus corresponding to 2017, which was paid in 2018, Executive Board Member Mr José María Álvarez-Pallete López perceived 3,426,964 euros and Executive Board Member Mr Ángel Vilá Boix perceived 990,000 euros (Mr Vilá's bonus only included the amount accrued since his appointment as Director of the company, on July 26, 2017).
5 Remuneration for belonging to the Board Committees: Amount of items other than allowances, which the directors are beneficiaries through their position on the Executive Committee and the Advisory or Steering Committees, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by Telefónica, S.A.
7 Mr Jordi Gual Solé was appointed Director of the company on January 31, 2018, and Ms María Luisa García Blanco was named Director on April 25, 2018, reflecting, therefore, the remuneration accrued and perceived, respectively, from the aforementioned dates.

Likewise, Ms Eva Castillo Sanz stood down as Board Member on April 25, 2018, reflecting below the payment received and accrued by her, in 2018 until the dates mentioned.

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Ms. Eva Castillo Sanz	—	40,000	7,000	—	11,200	—	58,200
1 to 6: Definitions of these concepts are those included in the previous table.
The following table breaks down the amounts accrued and/or received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive functions or by their membership to the Board of Directors of such companies:

OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Mr. Juan Ignacio Cirac Sasturain	—	—	—	—	—	—	—
Mr. José Javier Echenique Landiríbar	—	104,652	—	—	—	—	104,652
Mr. Peter Erskine	—	20,000	—	—	—	—	20,000
Ms. Sabina Fluxà Thienemann	—	—	—	—	—	—	—
Mr. Luiz Fernando Furlán	—	85,366	—	—	—	—	85,366
Ms Carmen García de Andrés	—	—	—	—	—	—	—
Ms. María Luisa García Blanco	—	—	—	—	—	—	0
Mr. Jordi Gual Solé	—	—	—	—	—	—	0
Mr. Peter Löscher	—	—	—	—	—	—	—
Mr. Ignacio Moreno Martínez	—	—	—	—	—	—	—
Mr. Francisco Javier de Paz Mancho	—	260,440	—	—	—	—	260,440
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Mr. Wang Xiaochu	—	—	—	—	—	—	—

1 Salary: Amount of non-variable remuneration earned by the Director from other companies of the Telefónica Group for his/her executive functions.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the boards of other companies of the Telefónica Group.
Herewith it is stated that Mr Ángel Vilá Boix received during the year 2018, for his position on the Supervisory Board of Telefónica Deutschland Holding, A.G. during 2017 (resigned from his office on October 4, 2017), an amount of 2,000 euros. Similarly, Mr Peter Erskine received during the 2018 fiscal year, for his position on the Supervisory Board of Telefónica Deutschland Holding, A.G. during 2017, an amount of 20,000 euros.
3 Allowances: Total amount of the allowances for attending the board meetings of other companies of the Telefónica Group.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2018 and paid in the year 2019 by other companies of the Telefónica Group. Remuneration for belonging to the Board Committees of other companies of the Telefónica Group: Amount of items other than allowances, which the directors are beneficiaries through their position on the Advisory or Steering Committees of other companies of the Telefónica Group, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by other companies of the Telefónica Group.

Likewise, Ms Eva Castillo Sanz stood down as Board Member on April 25, 2018, reflecting below the payment accrued by her, in 2018 until the dates mentioned.

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Ms Eva Castillo Sanz	—	26,849	—	—	—	—	26,849

1 to 6: Definitions of these concepts are those included in the previous table.
Herewith, it is stated that Ms. Eva Castillo Sanz received during the year 2018, for her position on the Supervisory Board of Telefónica Deutschland Holding, A.G. during 2017, an amount of 80,000 euros.

Additionally, as mentioned in the Remuneration Policy section, the Executive Board Members have a series of Assistance Services. Below, the contributions made during 2018 are detailed for the Company to long-term savings systems (Pension Plans and Social Welfare Plan):

LONG-TERM SAVINGS SYSTEMS
(Amounts in euros)

Directors	Contributions for fiscal year 2018
Mr. José María Álvarez-Pallete López	673,085
Mr. Ángel Vilá Boix	560,000
The breakdown of the long-term saving systems includes contributions to Pension Plans, to the Benefit Plan and to the Unit link-type Insurance, as set out below:
(Amounts in euros)

Directors	Contributions to Pension Plans	Contributions to Benefit Plan[1]	Contributions to Unit link-type Insurance/Pension Plan Surplus[2]
Mr. José María Álvarez-Pallete López	6,060	540,968	126,057
Mr. Ángel Vilá Boix	5,377	487,840	66,783

1 Contributions to the Executive Social Welfare Plan established in 2006, financed exclusively by the Company, to complement the current Pension Plan, which involves defined contributions equivalent to a certain percentage of the fixed remuneration of the Director, depending on the professional levels in the organization of the Telefónica Group.
2 Contributions to Unit link-type Insurance/Pension Plan Surplus: In 2015 applicable law reduced the financial and tax limits of the contributions to Pension Plans; for this reason, in order to compensate for the difference in favor of the Beneficiaries, a Unit-link type group insurance policy was arranged to channel such differences that occur during each fiscal year.
This Unit-link type insurance is arranged with the entity Seguros de Vida y Pensiones Antares, S.A., and covers the same contingencies as those of the “Pension Plan” and the same exceptional liquidity events in case of serious illness or long-term unemployment.

The 2018 amounts for life insurance premiums were as follows:

LIFE INSURANCE PREMIUMS
(Amounts in euros)

Directors	Life insurance premiums
Mr. José María Álvarez-Pallete López	13,176
Mr. Ángel Vilá Boix	14,116

As regards to remuneration plans based on shares (exclusively involving Executive Directors), the following two long-term variable remuneration plans were in existence during the year 2018:
1.- The so-called "Performance & Investment Plan" ("PIP"), made up of three cycles (2014-2017; 2015-2018; 2016-2019), approved by the General Shareholders' Meeting held on May 30, 2014, which has already ended.
The first cycle of this Plan began in 2014 and concluded in October 2017. The second cycle of this Plan began in 2015 and concluded in October 2018. In accordance with the provisions of its terms and conditions, the delivery of shares did not proceed for the first and second cycle of the Plan (2014-2017; 2015-2018), so no shares were delivered to the Executive Directors participating in these cycles.
As for the third cycle of this Plan (2016-2019), the Company's Board of Directors, following a favorable report from the Appointments, Remuneration and Good Governance Committee, agreed not to execute nor implement the plan as it was not sufficiently aligned with the Telefónica Group’s strategic plan, taking into account the circumstances and the macroeconomic situation.
2.- The so-called "Performance Share Plan" ("PSP"), made up of three cycles (2018-2020; 2019-2021; 2020-2022), approved by the General Shareholders' Meeting held on June 8, 2018. The first cycle began on January 1, 2018 (with delivery of the corresponding shares in 2021), the second cycle began January 1, 2019 (with delivery of the corresponding shares in 2022), and the third will begin January 1, 2020 (with delivery of the corresponding shares in 2023).
It is hereby stated in following the maximum number of shares assigned if maximum compliance with the TSR ("Total Shareholder Return") and FCF ("Free Cash Flow") targets set for the first and second cycle of the Plan.

PSP - First Cycle / 2018-2020

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	421,000
Mr. Ángel Vilá Boix	312,000
(*) Maximum possible number of shares to be received in case of maximum completion of FCF and TSR target.

PSP - Second Cycle / 2019-2021 (shares allocate in February 2019)

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	468,000
Mr. Ángel Vilá Boix	347,000
(*) Maximum possible number of shares to be received in case of maximum completion of FCF and TSR target.

In any case, herewith it is stated that no shares have been delivered to the Executive Directors under the first and second cycle of the PSP and that the above tables only reflect the potentially deliverable number of shares, without this in any way implying all or part thereof will be effectively delivered.
Indeed, the number of Telefónica, S.A. shares that, always within the established maximum, could be delivered, where appropriate, to the participants is conditioned and determined by the established goals: 50% % of the compliance with the targets set out for Total Shareholder Return ("TSR") on Telefónica, S.A. shares and 50% of the Free Cash Flow (the "FCF") of the Telefónica Group.
To determine compliance with the TSR target and calculate the specific number of shares to be delivered for this concept, the evolution of the TSR of Telefónica, S.A. shares will be measured during the period of the duration of each three-year cycle in relation to the TSR experienced by certain companies belonging to the telecommunications sector, weighted according to their relevance for Telefónica, S.A., which for the purposes of the Plan will constitute the comparison group (hereinafter the "Comparison Group"). The companies included in the comparison group are listed below: América Móvil, BT Group, Deutsche Telekom, Orange, Telecom Italy, Vodafone Group, Proximus, Royal KPN, Millicom, Swisscom, Telenor, TeliaSonera, and Tim Participações.
With regard to compliance with the TSR target, the Plan foresees that the number of shares to be delivered in relation to the fulfillment of this objective will range between 15% of the number of theoretical shares assigned, in the event that the evolution of the TSR of the Telefónica, S.A. share is found within, at least, the mean of the Comparison Group, and 50% in the case that the evolution is placed in the third quartile or higher of the comparison group, by calculating the percentage by linear interpolation for cases which are situated between the mean and the third quartile.
To determine completion of the FCF target and calculate the specific number of shares to be delivered under this concept, the level of FCF generated by the Telefónica Group during each year will be measured against the value set in the budgets approved by the Board of Directors for each financial year.
In relation to the FCF, at the beginning of each cycle, a scale of achievement will be determined that will include a minimum threshold below which an incentive is not paid and whose compliance will require the delivery of 25% of the assigned theoretical shares, and a maximum level, which will involve the delivery of 50% of the assigned theoretical shares.
At least 25% of the shares are delivered under the Plan to the Executive Directors and other participants determined by the Board of Directors shall be subject to a one-year retention.
In addition, it should be noted that the external directors of the company do not perceive nor have perceived remuneration during the year 2018 in concept of pensions or life insurance, nor do they participate in compensation plans referenced to the value of the share price.
Furthermore, the company does not grant nor has granted during the year 2018, an advance, loan or credit in favor of its Board Members or its Senior Management, complying with the requirements of the Sarbanes-Oxley Act published in the United States, which is applicable to Telefónica as a listed company in this market.

Remuneration of the Company’s Senior Management.
As for the Directors who made up the Senior Management[1] of the company in the year 2018, excluding those who form an integral part of the Board of Directors, have accrued[2] a total amount of 7,966,605 euros during the 2018 fiscal year.
In addition, and in terms of long-term savings systems, the contributions made by the Telefónica Group during the year 2018 to the Social Security Plan described in the "Income and expenditure" note with regard to these directors increased to 854,125 euros; the contributions corresponding to the Pension Plan increased to 21,508 euros; the contributions to the Seguro Unit link-Excess Pension Fund increased to 107,493 euros.
Furthermore, the amount related to the remuneration in kind (which includes the fees for life insurance and other insurance, such as the general medical and dental coverage, and vehicle insurance) was 95,256 euros.
On the other hand, regarding share-based remuneration plans, during the year 2018, there were the following two long-term variable remuneration plans:
1.- The so-called "Performance & Investment Plan" ("PIP"), made up of three cycles (2014-2017; 2015-2018; 2016-2019), approved by the General Shareholders' Meeting held on May 30, 2014, which has already ended.
The first cycle of this Plan began in 2014 and concluded in October 2017. The second cycle of this Plan began in 2015 and concluded in October 2018. In accordance with the provisions of its terms and conditions, the delivery of shares did not proceed for the first and second cycle of the Plan (2014-2017; 2015-2018), so no shares were delivered to the Directors participating in these cycles.
As for the third cycle of this Plan (2016-2019), the company's Board of Directors, following a favorable report from the Appointments, Remuneration and Good Governance Committee, agreed not to execute nor implement the plan as it was not sufficiently aligned with the Telefónica Group’s strategic plan, taking into account the circumstances and the macroeconomic situation.
2.- The so-called "Performance Share Plan" ("PSP"), made up of three cycles (2018-2020; 2019-2021; 2020-2022), approved by the General Shareholders' Meeting held on June 8, 2018. The first cycle of this Plan began in 2018 and will conclude December 31, 2020. The maximum number of shares assigned in the event of maximum compliance with the TSR ("Total Shareholder Return") and FCF ("Free Cash Flow") target, at the beginning of the first cycle (2018-2020) to the group of directors forming part of the company's senior management was of 491,570.
The second cycle of this Plan began in 2019 and will conclude December 31, 2021. The maximum number of shares assigned in the event of maximum compliance with the TSR ("Total Shareholder Return") and FCF ("Free Cash Flow") target, at the beginning of the second cycle (2019-2021) to the group of Directors part of the company's Senior Management was 545,591.
[1] Senior Management being understood, for these purposes, those persons that implement, de facto or de jure, senior management duties reporting directly to the Board of Directors or Executive Committees or Managing Directors of the Company, including in any case the supervisor of Internal Auditing.
[2] Similarly, herewith it is stated that the amount perceived in the year 2018 by the directors forming part of the company's Senior Management, excluding those on the Board of Directors, was 19,221,735 euros. This amount includes the remuneration perceived by Mr Ramiro Sánchez de Lerín García-Ovies, former Secretary-General and Secretary of the Board of Directors of Telefónica, S.A., until the date of his disengagement from the company, including the compensation perceived as a result of his removal.